Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000253472
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAA Allocation Fund
Average Annual Return, Percent	8.39%	11.19%	10.50%
C000253469
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAA Allocation Fund
C000253471
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAA Allocation Fund
C000253470
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAA Allocation Fund
C000253473
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAA Large Cap Value Fund
Average Annual Return, Percent	3.65%	13.98%	10.20%
C000253474
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAA Large Cap Value Fund
C000253476
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAA Large Cap Value Fund
C000249826
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAA Large Core Fund
Average Annual Return, Percent	9.72%	14.09%	13.66%
C000249827
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAA Large Core Fund
C000249825
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAA Large Core Fund
C000253484
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAA Mid Growth Fund
Average Annual Return, Percent	0.67%	7.59%	10.52%
C000253483
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAA Mid Growth Fund
C000253481
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAA Mid Growth Fund
C000253488
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAA Opportunity Fund
Average Annual Return, Percent	(10.88%)	3.79%	1.92%
C000253485
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAA Opportunity Fund
C000253487
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAA Opportunity Fund
C000253490
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAA Risk Managed Real Estate Fund
Average Annual Return, Percent	(6.09%)	6.29%	6.87%
C000253492
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAA Risk Managed Real Estate Fund
C000253489
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAA Risk Managed Real Estate Fund
C000253495
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAA SMid Cap Value Fund
Average Annual Return, Percent	(0.57%)	12.55%	9.25%
C000253494
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAA SMid Cap Value Fund
C000253493
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAA SMid Cap Value Fund
C000253500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAA World Equity Income Fund
Average Annual Return, Percent	6.54%	11.32%	8.96%
C000253498
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAA World Equity Income Fund
C000253499
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAA World Equity Income Fund
Without Sales Load [Member] | C000253472
Average Annual Return [Line Items]
Average Annual Return, Percent	13.80%	12.28%	11.15%
Without Sales Load [Member] | C000253469
Average Annual Return [Line Items]
Average Annual Return, Percent	13.06%	11.54%	10.40%
Without Sales Load [Member] | C000253471
Average Annual Return [Line Items]
Average Annual Return, Percent	14.24%	12.68%	11.51%
Without Sales Load [Member] | C000253470
Average Annual Return [Line Items]
Average Annual Return, Percent	13.92%	12.39%	11.23%
Without Sales Load [Member] | C000253473
Average Annual Return [Line Items]
Average Annual Return, Percent	8.82%	15.10%	10.74%
Without Sales Load [Member] | C000253474
Average Annual Return [Line Items]
Average Annual Return, Percent	8.00%	14.23%	9.91%
Without Sales Load [Member] | C000253476
Average Annual Return [Line Items]
Average Annual Return, Percent	9.06%	15.38%	11.01%
Without Sales Load [Member] | C000249826
Average Annual Return [Line Items]
Average Annual Return, Percent	15.18%	15.21%	14.21%
Without Sales Load [Member] | C000249827
Average Annual Return [Line Items]
Average Annual Return, Percent	14.29%	14.21%	13.20%
Without Sales Load [Member] | C000249825
Average Annual Return [Line Items]
Average Annual Return, Percent	15.44%	15.45%	14.54%
Without Sales Load [Member] | C000253484
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%	8.64%	11.06%
Without Sales Load [Member] | C000253483
Average Annual Return [Line Items]
Average Annual Return, Percent	4.89%	7.69%	10.09%
Without Sales Load [Member] | C000253481
Average Annual Return [Line Items]
Average Annual Return, Percent	5.94%	8.84%	11.24%
Without Sales Load [Member] | C000253488
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.44%)	4.80%	2.41%
Without Sales Load [Member] | C000253485
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.18%)	4.02%	1.63%
Without Sales Load [Member] | C000253487
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.23%)	5.08%	2.78%
Without Sales Load [Member] | C000253490
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.40%)	7.32%	7.39%
Without Sales Load [Member] | C000253492
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.13%)	6.54%	6.59%
Without Sales Load [Member] | C000253489
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.11%)	7.66%	7.71%
Without Sales Load [Member] | C000253495
Average Annual Return [Line Items]
Average Annual Return, Percent	4.39%	13.65%	9.78%
Without Sales Load [Member] | C000253494
Average Annual Return [Line Items]
Average Annual Return, Percent	3.51%	12.70%	8.89%
Without Sales Load [Member] | C000253493
Average Annual Return [Line Items]
Average Annual Return, Percent	4.67%	13.89%	10.07%
Without Sales Load [Member] | C000253500
Average Annual Return [Line Items]
Average Annual Return, Percent	11.88%	12.41%	9.49%
Without Sales Load [Member] | C000253498
Average Annual Return [Line Items]
Average Annual Return, Percent	11.02%	11.57%	8.67%
Without Sales Load [Member] | C000253499
Average Annual Return [Line Items]
Average Annual Return, Percent	12.19%	12.69%	9.77%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	16.47%	15.30%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	16.47%	15.30%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	16.47%	15.30%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	16.47%	15.30%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	16.47%	15.30%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	16.47%	15.30%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	16.47%	15.30%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	16.47%	15.30%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	16.47%	15.30%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	16.47%	15.30%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	16.47%	15.30%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	16.47%	15.30%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	16.47%	15.30%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	16.47%	15.30%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	16.47%	15.30%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	16.47%	15.30%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	16.47%	15.30%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	16.47%	15.30%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	16.47%	15.30%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	16.47%	15.30%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	16.47%	15.30%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	16.47%	15.30%
S&P Developed BMI TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed BMI Index
Average Annual Return, Percent	17.59%	14.26%	12.42%
S&P Developed BMI TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed BMI Index
Average Annual Return, Percent	17.59%	14.26%	12.42%
SP Custom BM
Average Annual Return [Line Items]
Average Annual Return, Percent	11.80%	9.82%	10.23%
Morningstar Moderately Aggressive Growth
Average Annual Return [Line Items]
Average Annual Return, Percent	10.54%	10.00%	8.64%
SP Custom BM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Allocation Index
Average Annual Return, Percent	11.80%	9.82%	10.23%
Morningstar Moderately Aggressive Growth
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Aggressive Allocation
Average Annual Return, Percent	10.54%	10.00%	8.64%
SP Custom BM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Allocation Index
Average Annual Return, Percent	11.80%	9.82%	10.23%
Morningstar Moderately Aggressive Growth
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Aggressive Allocation
Average Annual Return, Percent	10.54%	10.00%	8.64%
SP Custom BM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Allocation Index
Average Annual Return, Percent	11.80%	9.82%	10.23%
Morningstar Moderately Aggressive Growth
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Aggressive Allocation
Average Annual Return, Percent	10.54%	10.00%	8.64%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	6.76%	15.33%	12.04%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	6.76%	15.33%	12.04%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	6.76%	15.33%	12.04%
S&P MidCap 400 Growth TR
Average Annual Return [Line Items]
Average Annual Return, Percent	5.27%	11.01%	10.61%
S&P MidCap 400 Growth TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	5.27%	11.01%	10.61%
S&P MidCap 400 Growth TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	5.27%	11.01%	10.61%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.41%	2.99%	2.09%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.41%	2.99%	2.09%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.41%	2.99%	2.09%
S&P US REIT TR (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.99%)	9.25%	6.47%
S&P US REIT TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P US REIT Index
Average Annual Return, Percent	(1.99%)	9.25%	6.47%
S&P US REIT TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P US REIT Index
Average Annual Return, Percent	(1.99%)	9.25%	6.47%
S&P 1000 Value TR
Average Annual Return [Line Items]
Average Annual Return, Percent	6.28%	15.77%	10.39%
S&P 1000 Value TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	6.28%	15.77%	10.39%
S&P 1000 Value TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	6.28%	15.77%	10.39%